Significant Accounting Policies (Details) - Schedule of relevant exchange rates - RMB [Member]	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Significant Accounting Policies (Details) - Schedule of relevant exchange rates [Line Items]
Period Ended RMB: USD exchange rate	0.071135	0.064434	0.067896
Period Average RMB: USD exchange rate	0.065532	0.065072	0.070056